ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2015
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Accounts receivable	$4,707	$5,205
Less: allowance for doubtful accounts	(369)	(395)
Accounts receivable, net	4,338	4,810
Notes receivable	90	-
Total accounts and notes receivable	$4,428	$4,810

Schedule Of Allowance For Doubtful Accounts Receivable [Table Text Block]
An analysis of allowance for the doubtful accounts is as follows:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Balance at the beginning of the year	$(395)	$(527)
Bad debt expense	26	-
Write offs	-	132
Balance at the end of the year	$(369)	$(395)